Trade Payables	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Trade Payables
9 .	Trade Payables
                                  Trade payables are summarized as follows:

	December 31
	2019	2018
	(Millions of yen)
Notes	56,865	68,140
Accounts	248,447	284,349

	305,312	352,489